TAXATION (Details) - Schedule of Tax Charges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current year	£ (430)	£ (758)	£ (212)
Adjustments in respect of prior years	(48)	(94)	96
Current tax expense	(1,250)	(872)	(572)
Deferred tax expense	(478)	(852)	(116)
Tax charge	(1,728)	(1,724)	(688)
UK Corporation Tax [Member]
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,346)	(1,010)	(485)
Adjustments in respect of prior years	126	156	(90)
Current tax expense	(1,220)	(854)	(575)
Foreign Tax [Member]
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(40)	(20)	(24)
Adjustments in respect of prior years	10	2	27
Current tax expense	£ (30)	£ (18)	£ 3